Notes Receivable (Description of Notes Receivable) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Units Property	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable secured by interests in real estate or interests in real estate partnerships	$ 101,300,000	$ 99,300,000
Commitment to advance funds	2,300,000
Interest income	9,913,000	9,681,000	9,769,000
West Harlem Property Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable secured by interests in real estate or interests in real estate partnerships	93,100,000	91,200,000
Maximum funding In loan agreement	110,000,000
Portion of funding In loan agreement related to property improvements and interest Reserve	16,400,000
Commitment to advance funds	2,300,000
Number of buildings collateralizing notes receivable	84
Number of residential units In buildings collateralizing notes receivable	1,596
Number of commercial spaces In buildings collateralizing notes receivable	43
Receivable with imputed interest, discount				17,400,000
Estimated market interest rate for notes receivable				LIBOR plus 4.0%
Interest income	1,100,000	1,000,000	900,000
Non Impaired Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 4,300,000	$ 4,800,000	$ 4,500,000
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable interest rate stated percentage	2.20%
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable interest rate stated percentage	8.80%
Weighted Average [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable interest rate stated percentage	4.00%
LIBOR [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Basis spread on variable rate	2.00%